Property, Equipment and Leasehold Improvement, Net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 986	¥ 6,900,000	¥ 10,711,000	¥ 13,218,000
Impairment charge		¥ 0	¥ 0	¥ 0